Consolidated Statement of Changes in Equity - USD ($) shares in Millions, $ in Millions		Total		Previously reported [Member]	Revision of prior period, accounting standards update, adjustment [Member]	[1]	Cumulative effect from change in accounting policies, period of adoption adjustment [Member]	[4]	Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Total Wells Fargo stockholders' equity [Member]	Preferred stock [Member]	Preferred stock [Member] Previously reported [Member]	Preferred stock [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Common stock [Member]	Common stock [Member] Previously reported [Member]	Common stock [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Additional paid-in capital [Member]	Additional paid-in capital [Member] Previously reported [Member]	Additional paid-in capital [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Retained earnings [Member]	Retained earnings [Member] Previously reported [Member]	Retained earnings [Member] Revision of prior period, accounting standards update, adjustment [Member]	[1]	Retained earnings [Member] Cumulative effect from change in accounting policies, period of adoption adjustment [Member]	[4]	Retained earnings [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Accumulative other comprehensive income (loss) [Member]		Accumulative other comprehensive income (loss) [Member] Previously reported [Member]	Accumulative other comprehensive income (loss) [Member] Revision of prior period, accounting standards update, adjustment [Member]	[1]	Accumulative other comprehensive income (loss) [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Treasury stock [Member]	Treasury stock [Member] Previously reported [Member]	Treasury stock [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Unearned ESOP shares [Member]	Unearned ESOP shares [Member] Previously reported [Member]	Unearned ESOP shares [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Noncontrolling interests [Member]		Noncontrolling interests [Member] Previously reported [Member]	Noncontrolling interests [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Balance, beginning of period at Dec. 31, 2020		$ 184,994									$ 21,136			$ 9,136			$ 60,197			$ 161,945							$ 214						$ (67,791)			$ (875)			$ 1,032
Balance, beginning of period (Accounting Standards Update 2018-12 Retrospective [Member]) at Dec. 31, 2020				$ 185,712	$ (718)							$ 21,136			$ 9,136			$ 60,197			$ 162,683	$ (738)							$ 194	$ 20				$ (67,791)			$ (875)				$ 1,032
Balance, beginning of period, shares at Dec. 31, 2020											5.5			4,144.0
Balance, beginning of period, shares (Accounting Standards Update 2018-12 Retrospective [Member]) at Dec. 31, 2020												5.5			4,144.0
Stockholders' Equity Period Increase (Decrease)
Net income (loss)	[1]	23,799																		22,109																			1,690
Other comprehensive income (loss), net of tax		(1,960)	[1]							$ (1,960)																	(1,960)	[1]											0	[1]
Noncontrolling Interests		(219)																																					(219)
Common stock issued		2,096															(7)			(162)													2,265
Common stock issued, shares														43.8
Common stock repurchased		(14,464)																															(14,464)
Common stock repurchased, shares														(306.4)
Preferred stock issued		5,756									$ 5,810						(54)
Preferred stock issued, shares											0.2
Preferred stock redeemed	[2]	(6,676)									$ (6,676)						86			(86)																0
Preferred stock redeemed, shares	[2]										(0.2)
Preferred stock issued to ESOP		0									$ 0						0																0			0
Preferred stock issued to ESOP, shares											0.0			0.0
Preferred stock released by ESOP		213															(16)																			229
Preferred stock converted to common shares		0									$ (213)						(8)																221
Preferred stock converted to common shares, shares											(0.2)			4.4
Common stock dividends		(2,426)															29			(2,455)
Preferred stock dividends		(1,205)																		(1,205)
Share-based compensation		1,043															1,043
Net change in deferred compensation and related plans		(1,062)															(1,074)																12
Net change		4,895									$ (1,079)			$ 0			(1)			18,201							(1,960)						(11,966)			229			1,471
Net change, shares											(0.2)			(258.2)
Balance, end of period at Dec. 31, 2021		189,889									$ 20,057			$ 9,136			60,196			180,146							(1,746)						(79,757)			(646)			2,503
Balance, end of period, shares at Dec. 31, 2021											5.3			3,885.8
Stockholders' Equity Period Increase (Decrease)
Net income (loss)	[1]	13,378																		13,677																			(299)
Other comprehensive income (loss), net of tax		(11,614)	[1]							(11,616)																	(11,616)	[1]											2	[1]
Noncontrolling Interests		(220)																																					(220)
Common stock issued		1,813															129			(497)													2,181
Common stock issued, shares														43.5
Common stock repurchased		(6,033)																															(6,033)
Common stock repurchased, shares														(110.4)
Preferred stock issued		0									$ 0						0
Preferred stock issued, shares											0.0
Preferred stock redeemed	[3]	0									$ (609)						(37)			0																646
Preferred stock redeemed, shares	[3]										(0.6)
Common stock issued to ESOP	[3]	0									$ 0						(129)																747			(618)
Common stock issued to ESOP, shares	[3]										0.0			14.9
Common stock released by ESOP		188															(1)																			189
Preferred stock converted to common shares		0									$ 0						0																0
Preferred stock converted to common shares, shares											0.0			0.0
Common stock dividends		(4,184)															59			(4,243)
Preferred stock dividends		(1,115)																		(1,115)
Share-based compensation		1,002															1,002
Net change in deferred compensation and related plans		(891)															(900)																9
Net change		(7,676)									$ (609)			$ 0			123			7,822							(11,616)						(3,096)			217			(517)
Net change, shares											(0.6)			(52.0)
Balance, end of period at Dec. 31, 2022		182,213									$ 19,448			$ 9,136			60,319			187,968							(13,362)						(82,853)			(429)			1,986
Balance, end of period (Accounting Standards Update 2022-02 [Member]) at Dec. 31, 2022							$ 323		$ 182,536				$ 19,448			$ 9,136			$ 60,319					$ 323		$ 188,291						$ (13,362)			$ (82,853)			$ (429)				$ 1,986
Balance, end of period, shares at Dec. 31, 2022											4.7			3,833.8
Balance, end of period, shares (Accounting Standards Update 2022-02 [Member]) at Dec. 31, 2022													4.7			3,833.8
Stockholders' Equity Period Increase (Decrease)
Net income (loss)		19,029																		19,142																			(113)
Other comprehensive income (loss), net of tax		1,784								$ 1,782																	1,782												2
Noncontrolling Interests		(167)																																					(167)
Common stock issued		1,634															0			(258)													1,892
Common stock issued, shares														37.2
Common stock repurchased		(11,954)																															(11,954)
Common stock repurchased, shares														(272.1)
Preferred stock issued		1,722									$ 1,725						(3)
Preferred stock issued, shares											0.1
Preferred stock redeemed	[5]	(1,725)									$ (1,725)						19			(19)																0
Preferred stock redeemed, shares	[5]										(0.1)
Common stock issued to ESOP		0									$ 0						0																0			0
Common stock issued to ESOP, shares											0.0			0.0
Common stock released by ESOP	[6]	430															1																			429
Preferred stock converted to common shares		0									$ 0						0																0
Preferred stock converted to common shares, shares											0.0			0.0
Common stock dividends		(4,796)															83			(4,879)
Preferred stock dividends		(1,141)																		(1,141)
Share-based compensation		1,122															1,122
Net change in deferred compensation and related plans		(1,031)															(986)																(45)
Net change		4,907									$ 0			$ 0			236			12,845							1,782						(10,107)			$ 429			(278)
Net change, shares											0.0			(234.9)
Balance, end of period at Dec. 31, 2023		$ 187,443									$ 19,448			$ 9,136			$ 60,555			$ 201,136							$ (11,580)						$ (92,960)						$ 1,708
Balance, end of period, shares at Dec. 31, 2023											4.7			3,598.9

[1]	In first quarter 2023, we adopted ASU 2018-12 – Financial Services – Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[2]	Represents the impact of the redemption of Preferred Stock, Series I, Series P and Series W, in first quarter 2021; Preferred Stock, Series N, in second quarter 2021; and Preferred Stock, Series O and Series X, in third quarter 2021.
[3]	In fourth quarter 2022, we redeemed all outstanding shares of our ESOP Preferred Stock in exchange for shares of the Company’s common stock.
[4]	Effective January 1, 2023, we adopted ASU 2022-02 – Financial Instruments – Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures. For additional information, see Note 1 (Summary of Significant Accounting Policies).
[5]	Represents the impact of the redemption of Preferred Stock, Series Q, in third quarter 2023.
[6]	For additional information, see the “Employee Stock Ownership Plan” section of Note 12 (Common Stock and Stock Plans).